Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BARON

FUNDS®

Baron Discovery Fund

Supplement dated November 15, 2018 to Prospectus dated

January 26, 2018

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, January 14, 2019, in connection with the principal investment strategy of Baron Discovery Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 39 of the Prospectus, the following sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at June 30 and December 31, or companies with market capitalizations up to $1.5 billion, whatever is larger.” is deleted in its entirety and replaced with the following: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index.”

This information supplements the Prospectus dated January 26, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BARON

FUNDS®

Baron Discovery Fund

Supplement dated November 15, 2018 to Prospectus dated

January 26, 2018

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, January 14, 2019, in connection with the principal investment strategy of Baron Discovery Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 39 of the Prospectus, the following sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the weighted median market capitalization of the Russell 2000 Growth Index at June 30 and December 31, or companies with market capitalizations up to $1.5 billion, whatever is larger.” is deleted in its entirety and replaced with the following: “The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index.”

This information supplements the Prospectus dated January 26, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.